Capital management (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Capital management
Less: cash and cash equivalents	$ (37,860)	₨ (2,465,073)	$ (23,539)	₨ (1,532,629)	₨ (389,664)	₨ (221,024)
Equity	(3,455)	(224,918)		3,137,487
Total equity	$ (3,461)	(225,279)		3,189,569	₨ 441,058	₨ 734,958
Debt Covenants
Capital management
Interest bearing loans and borrowings		851,829		44,877
Less: cash and cash equivalents		(2,465,073)		(1,532,629)
Net debt		(1,613,244)		(1,487,752)
Share warrants		1,914,604		1,337,418
Equity		(224,918)		3,137,487
Total equity		₨ 1,689,687		₨ 4,474,905
Gearing ratio	(2110.39%)	(2110.39%)	(49.81%)	(49.81%)